Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ (1,776)	$ 82	$ 900	$ 297
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,143	1,282	1,972	1,366
Amortization and write-off of debt issuance costs	220	96	152	182
Revaluation of warrant liability	(559)	177	(703)	398
Stock-based compensation	1,417	885	1,178	1,175
Changes in operating assets and liabilities:
Accounts receivable	(4,617)	(2,703)	(3,327)	(3,611)
Inventory	(8,649)	(4,254)	(2,783)	(799)
Prepaid expenses and other assets	(479)	(218)	(360)	(159)
Deferred revenue	(27)	(318)	(466)	(896)
Deferred rent	79	3,804	4,601	(165)
Accounts payable	377	217	754	1,402
Accrued compensation and benefits	1,118	1,285	1,356	(817)
Accrued liabilities	1,254	165	182	795
Net cash provided by (used in) operating activities	(9,499)	500	3,456	(832)
Investing activities:
Purchases of investments	(14,116)
Purchases of property and equipment	(2,327)	(6,953)	(7,450)	(1,017)
Restricted cash				200
Net cash used in investing activities	(16,443)	(6,953)	(7,450)	(817)
Financing activities:
Proceeds from initial public offering, net of offering costs	68,808
Payments on capital lease financing obligations	(954)	(550)	(824)	(625)
Payments on term loans	(65,233)	(2,040)	(6,115)	(2,667)
Proceeds from term loans	60,517	12,021	13,899
Proceeds from issuance of common stock upon exercise of stock options	556	344	538	702
Proceeds from issuance of preferred stock upon exercise of warrants	62
Payments of deferred offering costs		(59)	(322)
Net cash provided by (used in) financing activities	63,756	9,716	7,176	(2,590)
Net increase (decrease) in cash and cash equivalents	37,814	3,263	3,182	(4,239)
Cash and cash equivalents:
Beginning of period	10,121	6,939	6,939	11,178
End of period	47,935	10,202	10,121	6,939
Supplemental disclosure of cash flow information:
Cash paid for interest	1,215	618	973	718
Cash paid for income taxes	15	28	41	21
Supplemental disclosure of non-cash financing and investing activities:
Accretion on preferred stock	6,258	8,476	11,301	11,301
Vesting of early exercised stock options	91	119	119	54
Additions to property and equipment through capital lease	183	2,649	2,907	819
Accrued not yet paid deferred offering costs	5	563	315
Purchases of property and equipment not yet paid	547	601	347	$ 381
Write-off of fully depreciated property and equipment	$ 1,263	$ 27	$ 1,913